Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Shareholders' Equity

21.Shareholders’ Equity

On September 14, 2021, upon the Reorganization, all outstanding Lilium GmbH shares (Common shares, Seed shares, Series A, Series B1 and Series B2) have been transferred to Class A shares in the relationship 1 : 2,857, except for 8,545 shares which have been transferred into 24,413,065 Class B shares.

Class A shares have a nominal value of €0.12 per share and are freely transferrable (subject to any lock-up as may be contractually agreed from time to time) and each Class A share confers the right to cast twelve (12) votes in Lilium’s shareholders meeting, subject to a so-called voting cap as defined in Article 1 of Lilium’s articles of association and as may be elected by a certain shareholder to apply it.

Class B shares have a nominal value of €0.36 and may only be transferred to (i) permitted transferees or (ii) Lilium. One Class B share will be converted into one Class A share and one Class C ordinary share, nominal value €0.24 per share (a “Class C share”) upon the occurrence of certain conversion events. A conversion event is triggered in respect of Class B shares (i) at the discretion of the Class B holder or (ii) in case the holder of Class B shares is not qualified to hold such Class B shares anymore as defined in Lilium’s articles of association.

Each Class B share confers the right to cast thirty-six (36) votes and each Class C share confers the right to cast twenty-four (24) votes in Lilium’s shareholders meeting. As of year-end 525,000 (2021: nil) Class C shares were issued and held in treasury.

If a Class C share is held by anyone else other than Lilium (regardless of the consequence of conversion), such holder of Class C shares (a transferor) must notify Lilium of this fact by written notice within three days after the occurrence of such event, following the failure of which Lilium is irrevocably empowered and authorized to offer and transfer the relevant Class C shares. The transferor, other than Lilium itself, must transfer such Class C shares to Lilium for no consideration. The result of the conversion of Class B shares is that a Lilium shareholder acquires one Class A share for each converted Class B share. During the year the conversion of 525,000 Class B shares (2021: nil) and the transfer of 525,000 Class C shares (2021: nil) to the Group were conducted.

The holders of Class A shares and Class B shares shall be entitled pari passu to the profits of Lilium, pro rata to the total number of Class A shares and Class B shares held as a percentage of the total number of Class A shares and Class B shares issued and outstanding, provided that out of the profit of any fiscal year, the holders of Class C shares shall be entitled to a maximum amount per fiscal year equal to one-tenth of a percent (0.1%) of the nominal value of one Class C share.

		Supervoting	Ordinary
	Common shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2020, as adjusted	130,596,327	24,413,065	—	155,009,392
Issued shares – convertible loans	19,156,185	—	—	19,156,185
Issued shares – capital increase	23,261,694	—	—	23,261,694
Issued as of December 31, 2020, as adjusted	173,014,206	24,413,065	—	197,427,271
Treasury shares – share buy-back	(205,704)	—	—	(205,704)
Outstanding as of December 31, 2020, as adjusted	172,808,502	24,413,065	—	197,221,567

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2021	173,014,206	24,413,065	—	197,427,271
Issued shares – convertible loans	20,533,259	—	—	20,533,259
Reorganization as of September 14, 2021	22,697,450	—	—	22,697,450
Treasury shares Lilium GmbH not exchanged into Lilium N.V. shares	—	—	—	—
Capital increase 2021 PIPE	45,000,000	—	—	45,000,000
Issued as of December 31, 2021	261,244,915	24,413,065	—	285,657,980
Treasury shares	(375,000)	—	—	(375,000)
Treasury shares (due to consolidation)	(879,691)	—	—	(879,691)
Outstanding as of December 31, 2021	259,990,224	24,413,065	—	284,403,289

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2022	261,244,915	24,413,065	—	285,657,980
Issued shares for share-based payment awards exercised	10,857,264	—	—	10,857,264
Warrants exercised	10	—	—	10
Issued shares – ELOC	5,618,697	—	—	5,618,697
Capital increase RDO & 2022 PIPE	91,524,935	—	—	91,524,935
Conversion of Class B Shares	525,000	(525,000)	525,000	525,000
Repurchase of Class B Shares	50,000	—	—	50,000
Issued as of December 31, 2022	369,820,821	23,888,065	525,000	394,233,886
Treasury shares	—	(425,000)	(525,000)	(950,000)
Outstanding as of December 31, 2022	369,820,821	23,463,065	—	393,283,886

As of December 31, 2022, there were 196,385,439 (2021: 152,054,830) shares with a par value each of €0.12 authorized for issue by the management.

In March 2020, the 2019 convertible loans were converted into 19,156,185 shares, increasing subscribed capital by €2,299 thousand, share premium by €65,824 thousand and other capital reserves by €34,084 thousand (retrospectively adjusted). For the convertible loan, the €34,084 thousand exceeded the initial fair value of the convertible loan by this amount. Since the lender of this convertible loan was also a shareholder, this difference has been considered as a capital contribution; it was reclassified into share premium in March 2021 due to the conversion of the convertible loan.

Share premium represents additional consideration for shares above the nominal value of shares in issue less transaction cost that incurred for the share issuance. During 2020, there was a net increase in shareholders’ equity of €96,810 thousand from the issuance of 23,261,694 shares (retrospectively adjusted) as a result of a capital increase, adding €2,791 thousand to subscribed capital and €94,019 thousand to share premium (retrospectively adjusted). Transaction costs of €503 thousand have been deducted from the share premium.

These increases in 2020 were offset by a decrease of €763 thousand as a result of the buyback of 205,704 shares, €738 thousand have reduced share premium and (€25) thousand have been put into the reserve for treasury shares (retrospectively adjusted).

On March 26, 2021 the convertible loan of €85,900 thousand and the accrued interest were converted into shares. In order to facilitate the transaction, the Group issued 20,533,259 shares, subscribed capital increased by €2,464 thousand, share premium by €127,813 thousand (retrospectively adjusted) and other capital reserves decreased by €34,084 thousand due to the conversion as described above.

On March 30, 2021, Lilium entered into the Business Combination Agreement leading to the Reorganization, as described in note 1. Concurrently, Lilium entered into Subscription Agreements with certain investors for PIPE Financing (“2021 PIPE”).  As a result of the Reorganization and the 2021 PIPE, the Group has increased shareholders’ equity by €164,868 thousand and €381,208 thousand, respectively. Subscribed capital increased by €2,724 thousand, share premium by €51,116 thousand (net of €2,227 thousand transaction costs) and other capital reserves by the IFRS 2 share listing expense of €111,109 thousand. The amounts related to the Reorganization also reflect the impact of (i) the conversion of the convertible loan (CLA4) into 274,272 Lilium N.V. shares, which increased subscribed capital by €33 thousand and share premium by €2,023 thousand, and (ii) the additional 293,230 Lilium N.V. shares related to the success fee, which increased subscribed capital by €35 thousand and share premium by €1 thousand. Additionally, the reserve for treasury shares decreased by €81 thousand. From the 2021 PIPE capital increase, subscribed capital increased by €5,400 thousand and share premium by €375,808 thousand. For the Reorganization, Lilium’s total transaction costs amount to €29,029 thousand.

During the year ended December 31, 2022, a total of 10,857,264 (2021: Nil) shares have been issued due to the exercise of vested share-based payment awards; €1,303 thousand (2021: nil) have been added to subscribed capital, thereof €1,227 thousand (2021: nil) is transferred from other capital reserves, and €207 thousand (2021: nil) to share premium. A further €845 thousand (2021: nil) is deducted from other capital reserves in relation to net settlement of employee income taxation obligations.

During the year ended December 31, 2022, €27,380 thousand (2021: €53,350 thousand) was recognized in other capital reserves in relation to equity-settled share-based payment arrangements, as described in note 22.

Share Purchase Agreement (“ELOC”)

On June 3, 2022, the Group had entered into a Share Purchase Agreement and a Registration Rights Agreement with Tumim Stone Capital LLC (“Tumim Stone”), pursuant to which (a) the Group agreed to issue 262,697 (the “Commitment Shares”) of the Group’s Class A shares to Tumim Stone and (b) Tumim Stone had committed to purchase, subject to certain limitations, up to $75 million of Class A shares. While the Group had the right, but not the obligation, to sell the Class A shares to Tumim Stone, the latter was obligated to purchase the Class A shares up to the total committed amount as and when the Group required funding via a purchase notice to Tumin Stone. Under this Agreement, the Group issues Class A shares at a discount to the volume-weighted average price on the date of the purchase notice.

The Group determined that the right to issue Class A shares represents a freestanding purchased put option, and the purchased put option was classified as a derivative asset with a fair value at the inception of €696 thousand equal to the market value of the Commitment Shares paid as consideration. The issuance of the Commitment Shares resulted in a €31 thousand increase in subscribed capital and a €665 thousand increase in share premium.

As all shares were issued at a discount to the market value, the put option was immediately considered to have a fair value of nil and a €696 thousand fair value loss was recognized in financial expenses.

Between July 5, 2022 and October 31, 2022, Lilium N.V. issued 5,356,000 Class A shares under this Share Purchase Agreement for cash proceeds of €12,498 thousand. Lilium N.V. recorded the issued Class A shares at fair value net of equity issuance cost (represented by the discount) by increasing subscribed capital by €643 thousand and share premium by €11,855 thousand.

The agreement was terminated on November 17, 2022.

Registered Direct Offering (“RDO”)

On November 18, 2022, the Group entered into securities purchase agreements (“RDO Securities Purchase Agreement”) with certain investors in a registered direct offering for the purchase and sale of 22,499,997 Class A shares and warrants to purchase up to 11,249,997 Class A shares for aggregate gross cash proceeds of €28,217 thousand (the “Registered Direct Offering”).

€8,541 thousand are recognized as a liability to issue the warrants. Details of the warrants (“RDO Warrants”) are disclosed in note 23.

The closing of the RDO occurred on November 22, 2022.

2022 Private Placement (“2022 PIPE”)

In November 2022, the Group entered into securities purchase agreements (“2022 PIPE Securities Purchase Agreement”) with certain investors for the purchase and sale of 69,024,938 Class A shares and warrants to purchase up to 34,512,464 Class A shares at $1.30 per share for aggregate cash proceeds of €85,754 thousand and a non-cash contribution of €975 thousand. Each Class A Share sold in the 2022 PIPE will also be accompanied by a 2022 PIPE Warrant to purchase 0.5 Class A Share. Under the 2022 PIPE agreement, the 2022 PIPE transaction will conclude concurrently with the RDO transaction and the purchase price of the 2022 PIPE transaction was determined in connection with the pricing of the RDO transaction. The terms and pricing of the 2022 PIPE transaction is similar with the RDO transaction.

The contribution from two investors, who are also suppliers of the Group, was accounted for as an IFRS 2 share-based payment in exchange for non-recurring cost (“NRC”) supplies. The share-based payments resulted in €11,916 thousand recognized in other capital reserves.

The closing of the 2022 PIPE occurred on November 22, 2022 and a portion of the Class A shares and warrants closed on November 29, 2022. €26,009 thousand are recognized as a liability to issue the warrants. Details of the 2022 PIPE Warrants are disclosed in note 23.

Class B share transactions

In July 2022, the Company agreed that up to 375,000 Class B shares could be returned by a member of Key Management Personnel of the Group for no consideration against the transfer of 375,000 Class A shares held in Lilium’s treasury. In August 2022, 375,000 Class B shares were returned, and accordingly, 375,000 Class A shares were transferred from Lilium’s treasury to the shareholder who is a member of Key Management Personnel of the Group.

Treasury Shares

The reserve for treasury shares represents the nominal amount of own shares held in treasury. Payments for treasury shares above or below nominal value are deducted from or added to share premium, respectively. The movement of treasury shares during years are as follows:

	Common shares	Supervoting shares	Ordinary shares
(in units)	(Class A)	(Class B)	(Class C)	Total
At January 1, 2021	205,704	—	—	205,704
Treasury shares of Lilium GmbH not exchanged into Lilium N.V. shares	(205,704)	—	—	(205,704)
Treasury shares acquired upon Reorganization	375,000	—	—	375,000
Treasury shares from consolidation of Stichting JSOP	879,691	—	—	879,691
At December 31, 2021	1,254,691	—	—	1,254,691
Repurchase of Class B shares for Class A shares held in treasury	(375,000)	375,000	—	—
Repurchase of Class B shares for newly issued Class A shares	—	50,000	—	50,000
Conversion of Class B shares	—	—	525,000	525,000
Treasury shares sold by Stichting JSOP	(879,691)	—	—	(879,691)
At December 31, 2022	—	425,000	525,000	950,000

During 2022, the Group repurchased 375,000 class B shares for no consideration against the transfer of 375,000 class A shares held in treasury, increasing the treasury share reserve by €90 thousand due to the difference in nominal capital between class B and class A shares. Additionally, the Group repurchased 50,000 Class B shares for no consideration and issued and transferred 50,000 Class A shares, increasing treasury reserve by € 18 thousand. As there was no consideration paid by the Group the share premium increased by €108 thousand and the subscribed capital increased by €6 thousand.

During 2022, a shareholder converted 525,000 class B shares into 525,000 class A shares and 525,000 class C shares and transferred the class C shares back to the Group for no consideration in line with the articles of association, increasing treasury share reserve by €126 thousand. As no consideration was paid for these class C shares by the Group, the nominal amount of €126 thousand has been recorded in share premium.

In December 2022, the Group sold 879,691 shares held in treasury resulting in total consideration of €983 thousand of which €877 thousand was recognized in share premium. The sale was triggered due to the settlement of JSOP with a related party. Further details are in note 30.